Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Non-current liabilities
Non-current portion of loans and borrowings	$ 213,808	$ 201,616
Lease liabilities	11,613	13,616
Current liabilities
Current portion of loans and borrowings	2,776	2,339
Current portion of lease liabilities	2,339	2,030
Secured bank loans [Member]
Non-current liabilities
Non-current portion of loans and borrowings	955	426
Current liabilities
Current portion of loans and borrowings	437	309
Convertible notes [Member]
Non-current liabilities
Convertible notes	$ 201,240	$ 187,574